Redeemable Noncontrolling Interest - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 1,873	$ 0
Maximum [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling Interest Redemption Period	2028
Minimum [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling Interest Redemption Period	2026